Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
8.	PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2020	2021
	$	$
At cost:
Computer and network equipment	1,350	1,531
Office equipment	905	1,121
Motor vehicles	186	185
Production equipment	-	312
	2,441	3,149
Less: accumulated depreciation	(2,289)	(2,416)

	152	733

Depreciation expense from continuing operations was $175, $79 and $123 for the years ended December 31, 2019, 2020 and 2021, respectively. Certain fully depreciated computer equipment and related peripherals were disposed in the year 2021.

	For the years ended December 31,
	2019	2020	2021
	$	$	$
Cost of revenues	46	-	-
Sales and marketing expenses	1	1	-
General and administrative expenses	53	13	53
Research and development expenses	75	65	70

	175	79	123